Business Description and Basis of Preparation	6 Months Ended
Jun. 30, 2020
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Business Description and Basis of Preparation
Note 1: Business Description and Basis of Preparation
General business description
Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company is a major provider of news and business information services to professionals.
Basis of preparation
The unaudited consolidated interim financial statements (“interim financial statements”) were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2019. The interim financial statements comply with International Accounting Standard 34,
Interim Financial Reporting
(“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2019. In March 2020, the World Health Organization characterized a novel strain of the coronavirus, known as
COVID-19,
as a pandemic. The global economy continues to experience substantial disruption due to concerns regarding the spread of
COVID-19,
as well as from the measures intended to mitigate its impact. Refer to note 2 of these interim consolidated financial statements for a description of how
COVID-19
impacted the Company’s critical accounting estimates that were used to prepare the interim financial statements for the three and six months ended June 30, 2020.
The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2019, which are included in the Company’s 2019 annual report.
Prior-period amounts have been revised to correct certain immaterial misstatements as reflected in the Company’s consolidated financial statements for the year ended December 31, 2019. Refer to the sections below and note 3 of the consolidated financial statements for the year ended December 31, 2019 for additional information.

Additionally, the Company adjusted its prior-period segment amounts to reflect the current presentation. In the first quarter of 2020, in connection with the completion of the Company’s program to reposition its businesses after the separation of Refinitiv, the Company re-assessed
its methodology for allocating costs to its business segments and adjusted its allocations. The 2019 segment amounts were also adjusted to reflect the transfer of certain revenues primarily from the Corporates segment to the Legal Professionals segment, where they are better aligned. These changes impacted the 2019 financial results of the segments, but did not change the consolidated 2019 financial results. The table below summarizes the changes:

	Three months ended June 30, 2019			Six months ended June 30, 2019

	As Reported	Adjustments	As Revised	As Reported	Adjustments	As Revised

Revenues

Legal Professionals	603	2	605	1,197	8	1,205

Corporates	318	(3)	315	670	(9)	661

Eliminations/Rounding	-	1	1	(1)	1	-

Total revenues	1,423	-	1,423	2,910	-	2,910

Adjusted EBITDA

Legal Professionals	232	(3)	229	459	(1)	458

Corporates	102	(4)	98	220	(11)	209

Tax & Accounting Professionals	60	(1)	59	153	(2)	151

Reuters News	10	9	19	26	16	42

Global Print	73	(1)	72	147	(1)	146

Corporate costs/Rounding	(122)	-	(122)	(253)	(1)	(254)

Total adjusted EBITDA	355	-	355	752	-	752
References to “$” are to U.S. dollars and references to “C$” are to Canadian dollars.
Revision of prior-period financial statements
On October 1, 2018, the Company sold a 55% interest in its Financial & Risk business to private equity funds affiliated with Blackstone. The Company retained a 45% interest in the business, which is now known as Refinitiv. Since October 1, 2018, the Company has included its share of post-tax
losses from its 45% interest in Refinitiv, an equity method investment, in its net earnings. In the third quarter of 2019, a misstatement was identified that understated the Company’s share of Refinitiv’s post-tax
losses since the fourth quarter of 2018. The misstatement related to an accounting principle difference for preferred stock issued by Refinitiv to the Blackstone consortium between U.S. GAAP, the basis on which Refinitiv prepares its financial statements, and IFRS, the basis on which Thomson Reuters prepares its financial statements. Specifically, Refinitiv accounts for its preferred stock under U.S. GAAP as equity, but these securities should have been recorded as debt under IFRS. Accordingly, the Company’s share of Refinitiv’s post-tax
losses under IFRS should have been higher to reflect the associated interest expense. This misstatement did not impact revenues, operating profit, segment measures or cash generated from operating activities.
The Company performed a materiality evaluation in accordance with the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) No. 99,
Materiality
, and SAB No. 108,
Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements
, and concluded that the misstatement was immaterial to its previously issued financial statements. However, as the impact of correcting the cumulative misstatement in the third quarter of 2019 would have been material to net earnings in that quarter, the Company revised its previously issued financial statements. Additionally, in conjunction with this revision, the Company corrected other unrelated misstatements in the applicable prior periods, which were also not material to any of its previously issued financial statements.

The effects of the revision are set forth in the table below:

	Three months ended June 30, 2019			Six months ended June 30, 2019

CONSOLIDATED INCOME STATEMENT	As Reported	Revision	As Revised	As Reported	Revision	As Revised

Share of post-tax losses in equity method investments	(126)	(12)	(138)	(223)	(28)	(251)

Tax expense	(50)	3	(47)	(55)	7	(48)

Earnings from continuing operations	216	(9)	207	342	(21)	321

Net earnings	189	(9)	180	305	(21)	284

Earnings attributable to common shareholders	189	(9)	180	305	(21)	284

Basic earnings per share from continuing operations	$0.43	($0.02)	$0.41	$0.68	($0.04)	$0.64

Basic earnings per share	$0.38	($0.02)	$0.36	$0.60	($0.04)	$0.56

Diluted earnings per share from continuing operations	$0.43	($0.02)	$0.41	$0.68	($0.04)	$0.64

Diluted earnings per share	$0.37	($0.01)	$0.36	$0.60	($0.04)	$0.56

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

Net earnings	189	(9)	180	305	(21)	284

Total comprehensive income	210	(9)	201	324	(21)	303

Comprehensive income for the period attributable to common shareholders: continuing operations	237	(9)	228	361	(21)	340

CONSOLIDATED STATEMENT OF CASH FLOW

OPERATING ACTIVITIES

Earnings from continuing operations	216	(9)	207	342	(21)	321

Adjustments for:

Deferred tax	(9)	(3)	(12)	(73)	(7)	(80)

Other	(79)	12	(67)	49	28	77

Changes in working capital and other items	(92)	(28)	(120)	(258)	-	(258)

Operating cash flows from continuing operations	206	(28)	178	205	-	205

Net cash provided by operating activities	141	(28)	113	83	-	83

INVESTING ACTIVITIES

Capital expenditures	(130)	28	(102)	(240)	-	(240)

Investing cash flows from continuing operations	(105)	28	(77)	(182)	-	(182)

Net cash used in investing activities	(105)	28	(77)	(153)	-	(153)